Goodwill and Intangible Assets, Net - Goodwill - Additional Information (Details)		1 Months Ended			12 Months Ended
	Sep. 01, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	May 31, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jul. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)
Goodwill
Goodwill acquired					¥ 1,534,529
Goodwill					¥ 196,289,492	$ 28,459,301		¥ 194,754,963
Decrease in goodwill			¥ 5,723,832	¥ 5,723,832
Beijing Quanouyimeng Culture Communication Co Ltd
Goodwill
Equity interest sold percentage							70.00%
Fair value of goodwill
Percentage of equity interest acquired									100.00%
Goodwill
Youru
Goodwill
Goodwill acquired	¥ 1,534,529	¥ 1,534,529
Huanqiuyimeng
Goodwill
Percentage of equity interest acquired									100.00%
Goodwill									¥ 200,478,795